Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Allowance for doubtful accounts	$ 0	$ 162,500
Allowance for expected losses	0	0
Expected losses	162,500	162,500
Employee benefits	101,196	125,461
Marketing and promotion costs	557	31,990
Research and development expense	0
Income tax penalties and interest expense	$ 0	0
Percentage of value added tax	6.00%
Cash	$ 363	367		¥ 979,005	¥ 486,663
Cash and cash equivalents	1,217,968	745,572
Accumulated losses	4,232,288	(3,389,754)
Working capital deficit	115,688
Negative operating cash flows	831,606	$ 1,159,946	$ 2,706,600
CHINA
Cash and cash equivalents	$ 72,000			¥ 500,000